SEGMENT REPORTING	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
SEGMENT REPORTING	NOTE 3: SEGMENT REPORTING
3.1 Reportable segments
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker “CODM” to make decisions about resources to be allocated to the segment and assess its performance. The Company's CODM is the CEO Office - comprising the Chairman and Chief Executive Officer, Mr. Lakshmi N. Mittal and the President and Chief Financial Officer of ArcelorMittal, Mr. Aditya Mittal.
These operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:

•
NAFTA represents the flat, long and tubular facilities of the Company located in North America (Canada, United States and Mexico). NAFTA produces flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products;

•
Brazil includes the flat operations of Brazil and the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing;

•
Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements;

•	ACIS produces a combination of flat, long and tubular products. Its facilities are located in Africa, Ukraine and the Commonwealth of Independent States; and

•
Mining comprises all mines owned by ArcelorMittal in the Americas (Canada, United States, Mexico and Brazil), Asia (Kazakhstan), Europe (Ukraine and Bosnia & Herzegovina) and Africa (Liberia). It provides the Company's steel operations with high quality and low-cost iron ore and coal reserves and also sells limited amounts of mineral products to third parties.

The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	NAFTA		Brazil	Europe	ACIS	Mining	Others [1]	Elimination	Total
Year ended December 31, 2019
Sales to external customers	18,478		6,927	37,487	6,487	1,165	71	—	70,615
Intersegment sales [2]	77		1,186	234	350	3,672	353	(5,872)	—
Operating income (loss)	(1,259)		846	(1,107)	(25)	1,215	(295)	(2)	(627)
Depreciation and amortization	(570)		(274)	(1,256)	(364)	(448)	(155)	—	(3,067)
Impairment	(1,300)		—	(525)	(102)	—	—	—	(1,927)
Capital expenditures	727		328	1,353	513	480	171	—	3,572
Year ended December 31, 2018
Sales to external customers	20,145		7,041	40,247	7,506	1,009	85	—	76,033
Intersegment sales [2]	187		1,670	241	455	3,202	307	(6,062)	—
Operating income (loss)	1,889		1,356	1,632	1,094	860	(247)	(45)	6,539
Depreciation and amortization	(522)		(298)	(1,195)	(311)	(418)	(55)	—	(2,799)
Bargain purchase gain[3]	—	—	—	209	—	—	—	—	209
Impairment	—		(86)	(908)	—	—	—	—	(994)
Capital expenditures	669		244	1,336	534	485	37	—	3,305
Year ended December 31, 2017
Sales to external customers	17,893		6,571	35,825	7,323	985	82	—	68,679
Intersegment sales [2]	104		1,184	383	298	3,048	303	(5,320)	—
Operating income (loss)	1,185		697	2,359	508	991	(288)	(18)	5,434
Depreciation and amortization	(518)		(293)	(1,201)	(313)	(416)	(27)	—	(2,768)
Impairment	—		—	—	(206)	—	—	—	(206)
Capital expenditures	466		263	1,143	427	495	25	—	2,819
1. Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2. Transactions between segments are reported on the same basis of accounting as transactions with third parties except for certain mining products shipped internally and reported on a cost plus basis.
3. See note 2.2.4.

The reconciliation from operating income to net income (including non-controlling interests) is as follows:

	Year ended December 31,
	2019	2018	2017
Operating (loss)/income	(627)	6,539	5,434
Income from investments in associates and joint ventures	347	652	448
Financing costs - net	(1,652)	(2,210)	(875)
(Loss) income before taxes	(1,932)	4,981	5,007
Income tax expense (benefit)	459	(349)	432
Net (loss) income (including non-controlling interests)	(2,391)	5,330	4,575

The Company does not regularly provide a measure of total assets and liabilities for each reportable segment to the CODM.
3.2 Geographical information
Geographical information, by country or region, is separately disclosed and represents ArcelorMittal’s most significant regional markets. Attributed assets are operational assets employed in each region and include items such as pension balances that are specific to a country. Unless otherwise stated in the table heading as a segment disclosure, these disclosures are specific to the country or region stated. They do not include goodwill, deferred tax assets, other investments or receivables and other non-current financial assets. Attributed liabilities are those arising within each region, excluding indebtedness.
Sales (by destination)

	Year ended December 31,
	2019	2018	2017
Americas
United States	15,238	16,271	14,367
Brazil	5,094	4,982	4,149
Canada	3,004	3,563	3,034
Mexico	1,941	1,970	2,251
Argentina	814	960	1,230
Others	1,195	1,322	1,005
Total Americas	27,286	29,068	26,036

Europe
Germany	5,694	6,757	5,933
Poland	3,957	4,518	3,746
France	4,114	4,431	4,051
Spain	3,855	4,265	3,751
Italy	4,317	3,333	2,711
Czech Republic	1,244	1,782	1,400
Turkey	1,499	1,683	1,937
United Kingdom	1,434	1,471	1,370
Belgium	1,617	1,309	1,129
Netherlands	1,142	1,209	1,117
Russia	876	1,144	1,204
Romania	720	708	621
Others	4,899	5,653	4,948
Total Europe	35,368	38,263	33,918

Asia & Africa
South Africa	2,260	2,742	2,560
Morocco	583	628	596
Egypt	309	206	310
Rest of Africa	1,278	1,257	1,033
China	676	608	622
Kazakhstan	470	496	392
South Korea	380	365	259
India	95	92	163
Rest of Asia	1,910	2,308	2,790
Total Asia & Africa	7,961	8,702	8,725

Total	70,615	76,033	68,679

Revenues from external customers attributed to the country of domicile (Luxembourg) were 151, 162 and 111 for the years ended December 31, 2019, 2018 and 2017, respectively.
Non-current assets[1] per significant country:

	December 31,
	2019	2018
Americas
Canada	5,336	5,187
Brazil	4,254	4,259
United States	2,878	4,022
Mexico	1,408	1,163
Argentina	266	252
Venezuela	17	10
Others	16	19
Total Americas	14,175	14,912

Europe
France	4,293	4,363
Germany	2,665	2,607
Belgium[2]	2,695	2,526
Poland	2,508	2,356
Ukraine	2,674	2,219
Spain	1,920	1,971
Italy	1,488	1,365
Luxembourg	1,231	1,229
Bosnia and Herzegovina	188	205
Romania[2]	62	86
Czech Republic[2]	31	24
Others	165	235
Total Europe	19,920	19,186

Asia & Africa
Kazakhstan	1,519	1,309
South Africa	568	625
Liberia	157	148
Morocco	92	93
Others	128	107
Total Asia & Africa	2,464	2,282

Unallocated assets	22,733	22,394
Total	59,292	58,774

1.
Non-current assets do not include goodwill (as it is not allocated to the individual countries), deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets. Such assets are presented under the caption “Unallocated assets”.

2.
ArcelorMittal Ostrava, ArcelorMittal Galati and certain assets of ArcelorMittal Belgium were classified as held for sale at December 31, 2018 and sold in 2019 (see note 2.3.1 and 2.3.2).
3.3 Sales by type of products
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others mainly include non-steel and by-products sales, manufactured and specialty steel products sales, shipping and other services.

	Year ended December 31,
	2019	2018	2017
Flat products	43,633	46,734	43,065
Long products	13,706	15,751	13,685
Tubular products	2,044	2,158	1,810
Mining products	1,165	1,009	985
Others	10,067	10,380	9,134
Total	70,615	76,033	68,679

3.4 Disaggregated revenue

Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2019	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	17,669	6,467	33,759	5,789	—	—	63,684
Non-steel sales [1]	122	66	1,130	239	1,117	—	2,674
By-product sales [2]	114	93	816	135	—	—	1,158
Other sales [3]	573	301	1,782	324	48	71	3,099
Total	18,478	6,927	37,487	6,487	1,165	71	70,615

Year ended December 31, 2018	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	19,372	6,582	36,603	6,748	—	—	69,305
Non-steel sales [1]	148	31	882	243	968	—	2,272
By-product sales [2]	124	115	947	182	—	—	1,368
Other sales [3]	501	313	1,815	333	41	85	3,088
Total	20,145	7,041	40,247	7,506	1,009	85	76,033

Year ended December 31, 2017	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	17,210	6,128	32,676	6,661	—	—	62,675
Non-steel sales [1]	121	77	817	188	947	—	2,150
By-product sales [2]	98	89	683	159	—	—	1,029
Other sales [3]	464	277	1,649	315	38	82	2,825
Total	17,893	6,571	35,825	7,323	985	82	68,679
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity;
2.By-product sales mainly relate to slag, waste and coke by-products;
3.Other sales are mainly comprised of shipping and other services.